Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 768,550	$ 755,857
Short-term investments - available for sale	13,335,499
Prepaid expenses and other current assets	1,097,599	17,827
Total current assets	15,201,648	773,684
Deferred public offering financing costs	157,455	2,268,675
Deposits	80,000	775
Total assets	15,439,103	3,043,134
Current liabilities:
Accounts payable	592,414	1,830,724
Accrued license fees		19,865,863
Other accrued liabilities	1,384,398	380,257
Accrued interest		77,222
Convertible notes payable, current portion (net of discount of $6,076 and $0 at December 31, 2014 and 2015, respectively)		304,274
Debt conversion feature liability		58,742
Total current liabilities	1,976,812	22,517,082
Accrued interest, non-current	183,611
Convertible notes payable (net of discount of $1,235,886 and $348,460 at December 31, 2014 and 2015, respectively)	2,151,540	1,264,114
Debt conversion feature liability	2,370,903	1,390,469
Deferred rent	31,239
Total long-term liabilities	4,737,293	2,654,583
Total liabilities	$ 6,714,105	$ 25,171,665
Commitments and contingencies (Note 12)
Stockholders' equity (deficit):
Preferred stock, $0.00001 par value: no shares authorized at December 31, 2014 and 10,000,000 shares authorized at December 31, 2015; no shares issued and outstanding at December 31, 2014 and 2015
Common stock, $0.00001 par value: 25,000,000 shares authorized at December 31, 2014 and 300,000,000 shares authorized at December 31, 2015; 6,000,000 shares issued and outstanding at December 31, 2014 and 9,683,741 shares issued and outstanding at December 31, 2015	$ 97	$ 60
Additional paid-in capital	54,277,716	12,866
Accumulated deficit	(45,545,445)	(22,141,457)
Accumulated other comprehensive loss	(7,370)
Total stockholders' equity (deficit)	8,724,998	(22,128,531)
Total liabilities and stockholders' equity (deficit)	$ 15,439,103	$ 3,043,134